Expense Example, No Redemption - DWS RREEF Real Estate Securities Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Class T
Expense Example, No Redemption:
1 Year	338
3 Years	524
5 Years	725
10 Years	1,307
Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,812
Class R
Expense Example, No Redemption:
1 Year	131
3 Years	409
5 Years	708
10 Years	1,556
Class R6
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
INST Class
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	786
Class S
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954